John Hancock

197 Clarendon Street, C-7 Boston, Massachusetts 02116 (617) 572-0320 Fax: (617) 572-9161 E-mail: pminella@jhancock.com

Paula J. Minella Assistant Vice President and Senior Counsel US Insurance Law

October 31, 2017

via EDGAR

Sonny Oh, Esq.

Division of Investment Management

Office of Insurance Products

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4644

Re:	John Hancock Life Insurance Company of New York

Separate Account B - File No. 811-8329

Initial Form N-6 Registration Statement under the 1933 Act

Commissioners:

Conveyed herewith via EDGAR for filing under the Securities Act of 1933 (“1933 Act”), pursuant to Rule 101(a)(i) of Regulation S-T, is the initial Form N-6 registration statement for the Separate Account B (“Registrant”) relating to the Protection Variable Universal Life 2017 (“PVUL 2017 NY”) insurance policies to be offered by John Hancock Life Insurance Company of New York (“John Hancock NY” or the “Depositor”).

The purpose of this filing is to add the PVUL 2017 NY prospectus to the Registrant’s filing under the Investment Company Act of 1940 and to obtain a separate 1933 Act file number for the separate account interests offered through the PVUL 2017 NY prospectus.

Background of Enclosed Filing

The PVUL 2017 NY policy and prospectus is substantially similar to the Protection Variable Universal Life 17 policy and prospectus issued by John Hancock USA (“PVUL 17 USA). The separate account interests under the PVUL 17 USA policy were registered by John Hancock USA Separate Account A, under File Nos. 811-4834 and 333-217721 and the registration was declared effective on July 14, 2017. The principal differences between the two filings are:

(i)	PVUL 17 NY refers to the “Persistency Credit” as “Policy Credit.”

(ii)	PVUL 17 NY has a slightly lower Maximum Percentage of Surrender Charge as it relates to the Surrender Charge Limit Premium.

(iii)	PVUL 17 NY reflects certain investment platform changes to certain Variable Investment Accounts to reflect 3 mergers and several name changes.

Matters to be Completed by Pre-Effective Amendment

Registrant will file a pre-effective amendment to respond to comments of the Commission staff and otherwise complete the enclosed filing prior to effectiveness, including adding the required exhibits and consents, making any necessary changes to the available investment options, and adding the audited fiscal year end 2016 financial statements for the Registrant and the Depositor.

Request for Selective Review

In view of the substantive similarities between the enclosed PVUL 2017 NY and the PVUL17 USA prospectus, we hereby request, on behalf of Registrant and the Depositor, that the staff accord the enclosed registration statement expedited selective review.

Request for Acceleration

An oral request for acceleration of the enclosed filing may be made. The Registrant and its Principal Underwriter have authorized us to hereby state to the Commission on their behalf that they are aware of their obligations under the Securities Act of 1933.

Registrant does, hereby acknowledge and agree, that:

•	should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•	the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•	the Registrant may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please direct all questions to the undersigned at (617) 572-0320.

Thank you.

Sincerely,

/s/ Paula J. Minella

Enclosure